Derivative financial instruments (Details 2) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense),Total	$ (568)	$ 358	$ 500	$ 29	$ 158
Financial settlement: (Inflows)/Outflows	(74)	(128)	(97)	(229)	(221)
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	149	141	(13)	295	107
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	34	(17)	61	(16)	78
Financial settlement: (Inflows)/Outflows	(34)	17	(72)	3	(77)
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	149	141	(13)	295	107
Designated | Aluminium
Effects of derivatives
Financial settlement: (Inflows)/Outflows			3		29
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge		4	(11)	4	24
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	19		61	19	80
Financial settlement: (Inflows)/Outflows	(19)		(75)	(32)	(106)
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	(49)		66	(35)	110
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	15	(17)		(35)	(2)
Financial settlement: (Inflows)/Outflows	(15)	(17)		35
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	198	137	(68)	326	(27)
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(612)	361	508	(32)	226
Financial settlement: (Inflows)/Outflows	(22)	(111)	(36)	(182)	(180)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. floating and fixed swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(685)	389	433	(121)	192
Financial settlement: (Inflows)/Outflows	(63)	(112)	(33)	(223)	(137)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(1)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(1)		(2)
Financial settlement: (Inflows)/Outflows	1	1	1	3	5
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(59)	11	72	(6)	(6)
Financial settlement: (Inflows)/Outflows	1		(1)	1	(1)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(21)	6		(13)
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1		2
Financial settlement: (Inflows)/Outflows			(1)	(2)	(8)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	164	(47)		117
Financial settlement: (Inflows)/Outflows	31			31
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(10)	2		(8)
Financial settlement: (Inflows)/Outflows	8			8
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					37
Financial settlement: (Inflows)/Outflows					(37)
Non-designated | Foreign exchange and interest rate risk | Swap NDF
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(1)		3	(1)	4
Financial settlement: (Inflows)/Outflows			(2)		(2)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	10	14	(25)	84	(102)
Financial settlement: (Inflows)/Outflows	(18)	(34)	11	(50)	36
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	12	(5)	33	4
Financial settlement: (Inflows)/Outflows	(5)	(19)	(8)	(25)	(7)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(34)	15	(85)
Financial settlement: (Inflows)/Outflows			16		66
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1	2	4	35	(9)
Financial settlement: (Inflows)/Outflows	(13)	(15)	(4)	(36)	(27)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1		(2)
Financial settlement: (Inflows)/Outflows			1	2	1
Non-designated | Commodities price risk | Purchased scrap protection program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1			1
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement: (Inflows)/Outflows				7	16
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			9		(10)
Financial settlement: (Inflows)/Outflows			6	2	(13)
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(44)	(7)	(44)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			$ (44)	$ (7)	$ (44)